Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

-	Discount rate for a lease liability:

When a company in the Group is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, such company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, said company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions.

-	Effective control:

The Company assesses whether it controls a company in which it holds less than the majority of the voting rights by, among others, reference to the size of its holding of voting rights relative to the size and dispersion of holdings of the other vote holders including voting patterns at previous shareholders’ meetings.

-	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable OPM. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option, risk-free interest and expected dividend yield.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Legal claims:

In estimating the likelihood of outcome of legal claims filed or threatened to commence against the Company and/or its Subsidiaries and/or affiliates, the Company relies on its management’s best knowledge and estimations and where applicable, on the opinion of their legal counsels. These estimates are based, among others, on management’s familiarity of and proximity to the circumstances, and also on the legal counsels’ best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims might be determined in courts and/or other quasi-judicial tribunals, the results could differ from these estimates.

-	Lease extension and/or termination options:

In evaluating whether it is reasonably certain that a company of the Group will exercise an option to extend a lease or not exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the Company to exercise the option to extend or not exercise the option to terminate such as: significant amounts invested in leasehold improvements, the significance of the underlying asset to the Company’s operation and whether it is a specialized asset, the company’s past experience with similar leases, etc.

After the commencement date, the Company reassesses the term of the lease upon the occurrence of a significant event or a significant change in circumstances that affects whether the company is reasonably certain to exercise an option or not exercise an option previously included in the determination of the lease term, such as significant leasehold improvements that had not been anticipated on the lease commencement date, sublease of the underlying asset for a period that exceeds the end of the previously determined lease period, etc.

-	Fair value of financial instruments:

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using a variety of valuation techniques that include the use of valuation models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, estimation is required in establishing fair values. The models are tested for validity by calibrating to prices from any observable current market transactions in the same instrument when available.